Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Components Of Other Comprehensive Income And The Related Income Tax Effects) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Derivative instruments accounted for as hedges, net of tax	$ 5	$ (7)
Change in unrealized fair value of derivatives designated as cash flow hedges, Net	3	(2)
Share of other comprehensive income of associates, Net	10	13
Exchange differences on translation of a foreign operation, Income taxes		(6)
Exchange differences on translation of a foreign operation		(50)
Exchange differences on US denominated debt hedging a foreign operation, Net		24
Reclassification of accumulated exchange differences to income related to the sale of a foreign operation, Net		82
Items that may subsequently be reclassified to net income, Amount	21	(107)
Items that may subsequently be reclassified to net income, Income taxes	(3)	3
Items that may subsequently be reclassified to net income, Net	18	(104)
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	30	6
Remeasurements on employee benefit plans, Net	74	25
Other comprehensive income, Amount	122	(73)
Other comprehensive income, Income taxes	(30)	(6)
Other comprehensive income (loss)	92	(79)
Continuing Operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Derivative instruments accounted for as hedges	7	(9)
Income tax relating to cash flow hedges of other comprehensive income	(2)	2
Derivative instruments accounted for as hedges, net of tax	5	(7)
Adjustment for hedged itmes recognized in the period, Amount	4	(3)
Adjustment for hedged itmes recognized in the period, Income taxes	(1)	1
Change in unrealized fair value of derivatives designated as cash flow hedges, Net	3	(2)
Share of other comprehensive income of associates, Amount	10	13
Share of other comprehensive income of associates, Net	10	13
Remeasurements on employee benefit plans, Amount	101	34
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	(27)	(9)
Remeasurements on employee benefit plans, Net	$ 74	25
Discontinued Operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Gains (losses) on exchange differences on translation, before tax		(50)
Exchange differences on translation of a foreign operation		(50)
Exchange differences on US denominated debt hedging a foreign operation, Amount		24
Exchange differences on US denominated debt hedging a foreign operation, Net		24
Reclassification of accumulated exchange differences to income related to the sale of a foreign operation, Amount		82
Reclassification of accumulated exchange differences to income related to the sale of a foreign operation, Net		$ 82